Supplement dated May 1, 2014 to the following booklets dated May 1, 2014:

MultiOption(r) Achiever Variable Annuity
MultiOption(r) Classic Variable Annuity

Effective May 1, 2014 the following funds are added to the above-referenced products:
SFT Ivy(r) Growth Fund
SFT Ivy(r) Small Cap Growth Fund
SFT Pyramis(r) Core Equity Fund Class 2 Shares
SFT T. Rowe Price Value Fund

Information about each fund, its investment policies, risks, fees and expenses and all other aspects of its operations, can be found in its prospectus, which you should read carefully. There is no assurance that the new fund will achieve its stated objectives.

Effective May 1, 2014, pursuant to an Order granted by the Securities and Exchange Commission, sub-account units corresponding to the shares of each underlying mutual fund in Column I ("Existing Fund") below were replaced with sub-account units corresponding to the shares of each underlying mutual fund in Column II ("Replacement Fund") below.





































Column I Existing Fund              Column II Replacement Fund

American Century VP Value Fund      SFT T. Rowe Price Value Fund
Class II Shares

MFS(r) VIT Value Series              SFT T. Rowe Price Value Fund
Service Class Shares

American Century VP Ultra(r)Fund    SFT Ivy(r) Growth Fund
Class II Shares

Franklin Templeton VIP Trust        SFT Ivy(r) Growth Fund
Franklin Large Cap
Growth Securities Class 2 Shares

Invesco V.I. American Franchise     SFT Ivy(r) Growth Fund
Series II Shares

Ivy Funds VIP Growth                SFT Ivy(r) Growth Fund

MFS(r) VIT Investors Growth          SFT Ivy(r) Growth Fund
Stock Series
Service Class Shares

Oppenheimer Variable Account         SFT Ivy(r) Growth Fund
Funds Capital Appreciation
FundVA Service Shares

Ivy Funds VIP Small Cap Growth       SFT Ivy(r) Small Cap Growth Fund

MFS(r) VIT New Discovery Series     SFT Ivy(r) Small Cap Growth Fund
Service Class Shares

Invesco V.I. Core Equity Fund      SFT Pyramis(r) Core Equity Fund
Series II Shares                   Class 2 Shares

Fidelity VIP Contrafund(r)         SFT Pyramis(r) Core Equity Fund
Service Class 2 Shares             Class 2 Shares

Oppenheimer Variable Account       Ivy Funds VIP High Income
 Funds
Global Strategic Income
VA Service Shares

Effective immediately, the Existing Funds are no longer available as investment options in the contract. Contract owners may reallocate amounts that were substituted into the Replacement Funds to any other available investment option without the transfer being treated as a transfer for purposes of transfer limitations and short-term trading fees that would otherwise be applicable under the terms of the contract through May 31, 2014. Any future allocation instructions of purchase payments and/or contract value that you previously designated to the Existing Fund will be allocated to the Replacement Fund. These investments will become your allocation instructions until you tell us otherwise. Market timing and rider allocation plan limitations will continue to apply.

Effective May 1, 2014, the following funds changed their names:

Name prior to May 1, 2014              Name effective May 1, 2014

Advantus Bond Fund Class 2 Shares      SFT Advantus Bond Fund Class 2 Shares

Advantus Index 400 Mid Cap Fund        SFT Advantus Index 400 Mid-Cap Fund
Class 2 Shares                         Class 2 Shares

Advantus Index 500 Fund Class 2 Shares SFT Advantus Index 500 Fund Class 2
                                       Shares

Advantus International Bond            SFT International Bond Fund Class 2
Fund Class Shares 2                    Shares

Advantus Money Market Fund             SFT Money Market Fund

Advantus Mortgage Securities Fund      SFT Mortgage Securities Fund Class 2
Class 2 Shares                         Shares

Advantus Real Estate Securities        SFT Real Estate Securities Fund Class
Fund Class 2 Shares                    2 Shares

Franklin Small Mid Cap Growth          Franklin Small-Mid Cap Growth VIP Fund
Securities Fund Class 2 Shares         Class 2 Shares

Mutual Shares Securities Fund          Franklin Mutual Shares VIP Fund Class
Class 2 Shares                         2 Shares

Templeton Developing Markets           Templeton Developing Markets VIP Fund
Securities Fund Class 2 Shares         Class 2 Shares



Effective May 1, 2014, the Panorama International Growth Fund/VA reorganized into the Oppenheimer International Growth Fund/VA.

Please retain this supplement for future reference.
F81109 5-2014